Variable Portfolio — Partners Small Cap Growth Fund

Supplement dated October 23, 2012

to the Prospectus and Statement of Additional Information (SAI) dated May 1, 2012

For the Prospectus

The information regarding The London Company (TLC) under “Fund Management-Subadvisers-Portfolio Manager” in the Summary of the Fund is superseded and replaced with the following:

Portfolio Manager	Title	Managed Fund Since

TLC
Stephen M. Goddard, CFA	Lead Portfolio Manager	May 2010
Jonathan T. Moody, CFA	Portfolio Manager	May 2010
J. Brian Campbell, CFA	Portfolio Manager	September 2010
Mark E. DeVaul, CFA, CPA	Portfolio Manager	July 2011
Thomas E. Megson	Portfolio Manager	February 2012

The information regarding TLC under “Portfolio Management-Portfolio Managers” in the More Information About the Fund section is superseded and replaced as follows:

Portfolio Managers.    The portfolio managers responsible for the day-to-day portfolio management of the portion of the Fund managed by TLC are:

Stephen Goddard, CFA, Lead Portfolio Manager

•	President, Chief Investment Officer and Portfolio Manager at TLC.
•	Managed the Fund since May 2010.
•	Founded TLC in 1994.
•	Began investment career in 1989.
•	BA, Virginia Military Institute; MBA, University of Richmond.

Jonathan Moody, CFA, Portfolio Manager

•	Principal and Portfolio Manager at TLC.
•	Managed the Fund since May 2010.
•	Joined TLC in 2002.
•	Began investment career in 1992.
•	BS, Virginia Military Institute.

J. Brian Campbell, CFA, Portfolio Manager

•	Director of Research and Portfolio Manager at TLC.
•	Managed the Fund since September 2010.
•	Joined TLC in 2010.
•	Prior to joining TLC, he was Portfolio Manager and Director of Research at Hilliard Lyons Capital Management.
•	Began investment career in 2000.
•	BBA, University of Kentucky; MBA, Kelly School of Business at Indiana University.

Mark E. DeVaul, CFA, CPA, Portfolio Manager

•	Portfolio Manager at TLC.
•	Managed the Fund since July 2011.
•	Joined TLC as a Portfolio Manager and member of the firm’s investment committee in July, 2011.
•	Prior to joining TLC, spent four years as an equity research analyst with First Union Securities and Salomon Smith Barney, followed by over eight years with Nuveen Investments.
•	CFA charter holder and a member of the CFA Society of Philadelphia. Licensed CPA.
•	BS in Accounting, Liberty University; MBA, University of Notre Dame.

Thomas E. Megson, Portfolio Manager

•	Portfolio Manager at TLC.
•	Managed the Fund since February 2012.
•	Joined TLC in 2012.
•	Prior to joining TLC, he was a Portfolio Manager at Piedmont Capital Management Corp. for 17 years.
•	Began investment career in 1979.
•	BS in Accounting and Finance; MBA, Tuck School of Business at Dartmouth.

The rest of the section remains the same.

S-6546-21 A (10/12)

For the SAI

The information in Table 10. Portfolio Managers for Variable Portfolio – Partners Small Cap Growth Fund is superseded and replaced with the following:

Portfolio Managers.    For all funds the following table provides information about the funds’ portfolio managers as of Dec. 31, 2011, unless otherwise noted. All shares of the Variable Portfolio funds are owned by life insurance companies and Qualified Plans and are not available for purchase by individuals. Consequently, no portfolio manager owns any shares of Variable Portfolio funds.

Table 10.    Portfolio Managers

Fund	Portfolio Manager	Other Accounts Managed				Potential Conflicts of Interest	Structure of Compensation
		Number and type of account(a)	Approximate Total Net Assets (excluding the fund)		Performance Based Accounts(b)
Partners Small Cap Growth	Palisade:
	Sammy Oh	2 RICs 1 PIV 9 other accounts	$ $ $	271.6 million 96.9 million 477.6 million	2 other accounts ($218.4 M)	(14)	(N	)
TLC:
	Stephan M. Goddard	1 RIC 107 other accounts	$ $	80.0 million 496.0 million	2 other accounts ($3.5 M)	(15)	(O	)
	Jonathan T. Moody	2 RICs 1140 other accounts	$ $	300.0 million 754.0 million	None
	J. Brian Campbell	1005 other accounts		$495 million	None
	Mark E. DeVaul	23 other accounts		$16.0 million	None
	Thomas E. Megson*	923 other accounts		$396 million	None
WellsCap:
	Joseph M. Eberhardy	9 RICs		$10.63 billion
	Thomas C. Ognar	3 PIVs 46 other accounts	$ $	318.3 million 1.23 billion	1 other account ($219 M)	(16)	(P	)
Bruce C. Olson

*	Information as of September 30, 2012.
(a)	RIC refers to a Registered Investment Company (each series or portfolio of a RIC is treated as a separate RIC); PIV refers to a Pooled Investment Vehicle.
(b)	Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

The rest of the section remains the same.

S-6546-21 A (10/12)